Stock Options (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Company's Stock Options Activity

A summary of the Company’s stock options activity for the 2003 and 2012 Plan is presented below:

	Number of Options	Weighted Average Exercise Price ($/option)	Aggregate Intrinsic Value ($)
Outstanding as of January 1, 2023	172,500	$4.98	$257,025
Granted	—	—	—
Exercised	(135,800)	4.98	(202,342)
Forfeited / Expired	(36,700)	4.98	(54,683)
Outstanding as of December 31, 2023	—	$—	$—
Vested and expected to vest at December 31, 2023	—	$—	$—
Exercisable as of December 31, 2023	—	$—	$—